WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 18.7%
	AUTO LOAN — 4.4%
867,975	ACM Auto Trust 2025-4 Series 4A A(a)		5.8700	05/20/30	$ 872,031
1,205,588	FHF Issuer Trust 2025-1 Series 1A A2(a)		4.9200	02/15/31	1,207,102
1,500,000	Lendbuzz Securitization Trust 2026-1 Series 1A C(a)		5.7400	09/15/31	1,522,769
1,000,000	Lendbuzz Securitization Trust 2026-1 Series 1A D(a)		6.8600	02/15/33	1,024,868
500,000	United Auto Credit Securitization Trust Series 1 C(a)		5.5500	06/10/31	502,540
500,000	United Auto Credit Securitization Trust Series 1 D(a)		5.6500	07/10/31	503,655
1,400,000	United Auto Credit Securitization Trust 2025-1 Series 1 E(a)		7.7100	10/10/31	1,416,661
					7,049,626
	CF-CLO-CRE — 7.5%
350,000	A10 2025-FL6 Issuer, LLC Series FL6 A(a),(b)	TSFR1M + 1.465%	5.1250	05/15/42	349,923
250,000	ACREC 2021-FL1 Ltd. Series FL1 C(a),(b)	TSFR1M + 2.264%	5.9310	10/16/36	250,086
2,250,000	ACREC 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.764%	6.4310	10/16/36	2,248,765
1,500,000	ACREC 2026-FL4, LLC Series FL4 A(a),(b)	TSFR1M + 1.450%	5.1140	01/18/43	1,503,156
1,000,000	ACRES Commercial Realty 2026-FL4 Issuer, LLC Series FL4 A(a),(b)	TSFR1M + 1.450%	5.2000	08/18/44	1,002,695
200,000	BRSP 2024-FL2 Ltd. Series FL2 E(a),(b)	TSFR1M + 6.539%	10.2050	08/19/37	204,185
50,000	BSPRT 2022-FL8 Issuer Ltd. Series FL8 C(a),(b)	SOFR30A + 2.300%	5.9580	02/15/37	50,077
1,500,000	FS RIALTO Series FL2 D(a),(b)	TSFR1M + 2.914%	6.5740	05/16/38	1,511,921
144,229	GPMT 2021-FL3 Ltd. Series FL3 AS(a),(b)	TSFR1M + 1.964%	5.6310	07/16/35	144,480
187,331	GPMT 2021-FL4 Ltd. Series FL4 A(a),(b)	TSFR1M + 1.464%	5.1380	12/15/36	187,884
1,000,000	LMNT CRE 2025-FL3, LLC Series FL3 C(a),(b)	TSFR1M + 2.750%	6.4270	07/21/43	1,013,027
13,123	LoanCore 2021-CRE5 Issuer Ltd. Series CRE5 AS(a),(b)	TSFR1M + 1.864%	5.5240	07/15/36	13,138
1,500,000	LoanCore 2021-CRE5 Issuer Ltd. Series CRE5 D(a),(b)	TSFR1M + 3.114%	6.7740	07/15/36	1,505,376
500,000	LoanCore 2022-CRE7 Issuer Ltd. Series CRE7 E(a),(b)	SOFR30A + 3.750%	7.4080	01/17/37	501,746
52,350	PFP 2024-11 Ltd. Series 11 A(a),(b)	TSFR1M + 1.832%	5.5010	09/17/39	52,580
1,500,000	PFP 2026-13 Ltd. Series 13 A(a),(b)	TSFR1M + 1.500%	5.1660	08/18/43	1,504,608
50,000	STWD 2022-FL3 Ltd. Series FL3 AS(a),(b)	SOFR30A + 1.800%	5.4580	11/15/38	50,062
50,000	TRTX 2022-FL5 Issuer Ltd. Series FL5 AS(a),(b)	TSFR1M + 2.150%	5.8140	02/15/39	50,031
					12,143,740
	CF-CLO-LL — 0.1%
200,000	Starwood 2025-SIF6, LLC Series SIF6A A1(a),(b)	TSFR3M + 1.550%	5.4730	10/17/37	200,162

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 18.7% (Continued)
	CF-CLO-MML — 0.5%
500,000	ASP PIF CLO I, LLC Series 1A A1(a),(b)	TSFR3M + 1.480%	5.1400	01/15/38	$ 500,279
300,000	Fortress Credit Opportunities IX CLO Ltd. Series 9A BR(a),(b)	TSFR3M + 2.212%	5.8840	10/15/33	300,683
					800,962
	CLO — 0.6%
1,000,000	Acore 2026-Fl1 Issuer, LLC Series FL1 B(a),(b)	TSFR1M + 1.900%	5.6000	08/20/43	1,001,053

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
118,650	JP Morgan Mortgage Trust Series 2024-5 Series 5 A6(a),(c)		6.0000	11/25/54	118,801

	NON AGENCY CMBS — 0.4%
200,000	NRTH Commercial Mortgage Trust 2025-PARK Series A(a),(b)	TSFR1M + 1.393%	5.0530	10/15/40	200,651
411,991	SKY Trust 2025-LINE Series A(a),(b)	TSFR1M + 2.589%	6.2480	04/15/42	414,737
					615,388
	OTHER ABS — 5.1%
1,000,000	Lightpath Fiber Issuer, LLC Series 1A A2(a)		5.5970	03/25/56	1,018,003
1,500,000	Lmdv Issuer Company, LLC Series 1A A2(a)		5.3100	12/15/55	1,525,835
1,500,000	MetroNet Infrastructure Issuer, LLC Series 4A A2(a)		5.1630	12/20/55	1,527,825
749,531	NMABS Issuer I, LLC Series 1A A(a)		5.1400	11/22/55	758,834
749,531	NMABS Issuer I, LLC Series 1A B(a)		5.3300	11/22/55	752,211
177,488	OWN Equipment Fund I, LLC Series 2M A(a)		5.7000	12/20/32	181,381
1,464,701	OWN Equipment Fund III, LLC Series 2M A(a)		5.4200	03/27/34	1,487,202
1,000,000	PAWS 2025-1A A2(a)		6.8240	01/30/56	1,007,607
					8,258,898
	TOTAL ASSET BACKED SECURITIES (Cost $29,946,227)				30,188,630

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
246,475	Fannie Mae REMICS Series 59 MA		5.0000	03/25/51	246,389

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $247,104)				246,389

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.5%
	ADVERTISING & MARKETING — 0.9%
1,550,000	Stagwell Global, LLC(a)	5.6250	08/15/29	$ 1,430,194

	ASSET MANAGEMENT — 0.8%
1,000,000	Bain Capital Specialty Finance, Inc.	5.9500	03/01/31	974,918
250,000	Barings BDC, Inc.	5.2000	09/15/28	247,664
				1,222,582
	CABLE & SATELLITE — 1.1%
1,800,000	CCO Holdings, LLC / CCO Holdings Capital(a)	7.0000	02/01/33	1,841,762

	E-COMMERCE DISCRETIONARY — 0.2%
250,000	Wayfair, Inc.(a)	6.7500	11/15/32	254,991

	ELECTRIC UTILITIES — 0.1%
150,000	Hawaiian Electric Company, Inc.(a)	6.0000	10/01/33	152,961

	HOME & OFFICE PRODUCTS — 2.5%
3,000,000	HNI Corporation(a)	5.1250	01/18/29	2,957,806
500,000	Newell Brands, Inc.	6.6250	09/15/29	508,209
300,000	Newell Brands, Inc.	6.3750	05/15/30	301,162
50,000	Newell Brands, Inc.	6.6250	05/15/32	50,028
350,000	Whirlpool Corporation	6.5000	06/15/33	349,538
				4,166,743
	INSURANCE — 0.6%
900,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	946,051

	LEISURE FACILITIES & SERVICES — 2.5%
500,000	Six Flags Entertainment Corporation(a)	7.2500	05/15/31	491,218
1,500,000	Six Flags Entertainment Corporation / Canada's	5.2500	07/15/29	1,443,798
2,000,000	Six Flags Entertainment Corporation's Wonderland(a)	8.6250	01/15/32	2,026,437
				3,961,453
	LEISURE PRODUCTS — 0.2%
300,000	Polaris, Inc.	5.6000	03/01/31	305,586

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.5% (Continued)
	MACHINERY — 0.0%(d)
25,000	Manitowoc Company, Inc. (The)(a)	9.2500	10/01/31	$ 27,207

	METALS & MINING — 0.6%
1,100,000	SunCoke Energy, Inc.(a)	4.8750	06/30/29	1,005,638

	OIL & GAS PRODUCERS — 1.2%
800,000	Calumet Specialty Products Partners, L.P.(a)	9.7500	02/15/31	852,832
75,000	Global Partners LP / GLP Finance Corp(a)	7.1250	07/01/33	77,743
600,000	Golar LNG Ltd.(a)	7.5000	10/02/30	604,097
300,000	NGL Energy Partners, L.P.(a)	8.3750	02/15/32	314,873
				1,849,545
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
250,000	WBI Operating, LLC(a)	6.2500	10/15/30	254,934
250,000	WBI Operating, LLC(a)	6.5000	10/15/33	254,206
				509,140
	PUBLISHING & BROADCASTING — 0.2%
300,000	Lamar Media Corporation(a)	5.3750	11/01/33	300,949

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
200,000	Broadstone Net Lease, LLC	5.0000	11/01/32	202,263
200,000	Highwoods Realty, L.P.	5.3500	01/15/33	201,279
				403,542
	RETAIL - DISCRETIONARY — 2.2%
700,000	Bath & Body Works, Inc.	6.9500	03/01/33	700,368
700,000	Bath & Body Works, Inc.	6.7500	07/01/36	703,102
614,000	Bath & Body Works, Inc.	7.6000	07/15/37	616,261
1,500,000	Men's Wearhouse, LLC (The)(a)	9.0000	02/01/31	1,545,345
				3,565,076
	SOFTWARE — 2.5%
1,500,000	Concentrix Corporation	6.5000	03/01/29	1,482,991
2,425,000	Pagaya US Holdings Company, LLC(a)	8.8750	08/01/30	1,759,298
1,000,000	Rocket Software, Inc.(a)	6.5000	02/15/29	838,224
				4,080,513

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 21.5% (Continued)
	SPECIALTY FINANCE — 3.4%
1,700,000	Arbor Realty SR, Inc.(a)	7.8750	07/15/30	$ 1,568,058
100,000	Atlas Warehouse Lending Company, L.P.(a)	6.2500	01/15/30	104,832
850,000	Burford Capital Global Finance, LLC(a)	8.5000	01/15/34	833,986
1,650,000	LFS Topco, LLC(a)	8.7500	07/15/30	1,597,743
850,000	Rithm Capital Corp(a)	8.0000	07/15/30	854,611
350,000	Rithm Capital Corporation(a)	8.0000	04/01/29	352,486
250,000	Stonebriar A.B.F Issuer, LLC(a)	8.1250	12/15/30	263,025
				5,574,741
	STEEL — 0.1%
100,000	Cleveland-Cliffs, Inc.(a)	7.6250	01/15/34	102,694

	TECHNOLOGY SERVICES — 1.4%
1,100,000	Gartner, Inc.(a)	3.7500	10/01/30	1,017,573
1,500,000	ION Platform Finance US, Inc.(a)	7.8750	09/30/32	1,204,603
				2,222,176
	TELECOMMUNICATIONS — 0.5%
500,000	Cogent Communications Group, Inc.(a)	7.0000	06/15/27	491,225
350,000	Cogent Communications Group, LLC / Cogent Finance(a)	6.5000	07/01/32	310,510
				801,735
	TOTAL CORPORATE BONDS (Cost $35,022,127)			34,725,279

	U.S. GOVERNMENT & AGENCIES — 57.8%
	AGENCY FIXED RATE — 26.1%
882,081	Fannie Mae Pool FS8486	4.5000	12/01/52	876,561
177,035	Fannie Mae Pool MA5070	4.5000	07/01/53	175,719
1,593,023	Fannie Mae Pool MA5137	5.0000	09/01/53	1,606,957
1,167,429	Fannie Mae Pool CB7100	5.0000	09/01/53	1,178,719
1,051,076	Fannie Mae Pool MA5163	4.5000	10/01/53	1,042,224
1,027,491	Fannie Mae Pool MA5164	5.0000	10/01/53	1,036,479
463,635	Fannie Mae Pool MA5189	5.0000	11/01/53	467,405
2,717,919	Fannie Mae Pool MA5271	5.5000	02/01/54	2,767,353
192,828	Fannie Mae Pool MA5294	5.0000	03/01/54	194,099

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 57.8% (Continued)
	AGENCY FIXED RATE — 26.1% (Continued)
1,140,784	Fannie Mae Pool MA5327	5.0000	04/01/54
98,593	Fannie Mae Pool MA5352	5.0000	05/01/54
106,580	Fannie Mae Pool MA5419	5.0000	07/01/54
1,482,851	Fannie Mae Pool CB9207	5.0000	09/01/54
210,352	Fannie Mae Pool MA5495	4.5000	10/01/54
651,067	Fannie Mae Pool MA5530	5.0000	11/01/54
1,974,766	Fannie Mae Pool DC3824	5.0000	11/01/54
192,519	Fannie Mae Pool MA5552	5.0000	12/01/54
96,610	Fannie Mae Pool MA5585	5.0000	01/01/55
187,468	Fannie Mae Pool MA5613	5.0000	02/01/55
3,011,801	Fannie Mae Pool MA5672	5.0000	04/01/55
321,238	Freddie Mac Pool RA7773	4.0000	08/01/52
172,869	Freddie Mac Pool SD8244	4.0000	09/01/52
1,249,381	Freddie Mac Pool QF0493	5.5000	09/01/52
5,553,749	Freddie Mac Pool SD8267	5.0000	11/01/52
205,641	Freddie Mac Pool SD8340	4.5000	07/01/53
1,192,624	Freddie Mac Pool SD8342	5.5000	07/01/53
209,621	Freddie Mac Pool SD8347	4.5000	08/01/53
173,195	Freddie Mac Pool SD8360	4.5000	09/01/53
498,111	Freddie Mac Pool SD8361	5.0000	09/01/53
5,691,935	Freddie Mac Pool SD8371	5.0000	11/01/53
153,038	Freddie Mac Pool SD6706	4.5000	01/01/54
124,831	Freddie Mac Pool SD8474	5.0000	11/01/54
1,276,573	Freddie Mac Pool RJ2836	5.0000	11/01/54
209,550	Freddie Mac Pool SD7379	5.5000	01/01/55
3,744,743	Freddie Mac Pool SL0716	5.0000	03/01/55
2,642,261	Freddie Mac Pool SD8515	5.5000	03/01/55

	U.S. TREASURY BONDS — 31.7%
200,000	United States Treasury Bond	4.2500	05/15/39
1,000,000	United States Treasury Bond	4.5000	08/15/39
3,800,000	United States Treasury Bond	4.3750	11/15/39
400,000	United States Treasury Bond	4.6250	02/15/40
23,250,000	United States Treasury Bond	4.3750	05/15/40

WEITZ CORE PLUS BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.8% (Continued)
	U.S. TREASURY BONDS — 31.7% (Continued)
8,000,000	United States Treasury Bond	4.2500	11/15/40	$ 7,926,875
3,500,000	United States Treasury Bond	4.3750	05/15/41	3,503,965
1,000,000	United States Treasury Bond	4.0000	11/15/42	943,555
2,000,000	United States Treasury Bond	4.3750	08/15/43	1,967,891
100,000	United States Treasury Bond	4.7500	11/15/43	102,961
5,800,000	United States Treasury Bond	4.6250	11/15/44	5,856,413
1,100,000	United States Treasury Bond	4.7500	02/15/45	1,127,844
1,000,000	United States Treasury Bond	4.6250	02/15/46	1,007,109
				51,367,450
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $92,181,481)			93,583,838

	TOTAL INVESTMENTS - 98.2% (Cost $157,396,939)			$ 158,744,136
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%			2,926,892
	NET ASSETS - 100.0%			$ 161,671,028

LLC	- Limited Liability Company
LP	- Limited Partnership
Ltd.	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, the total market value of 144A securities is 56,826,742 or 35.1% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security, the rate shown represents the rate on February 28, 2026.
(d)	Percentage rounds to less than 0.1%.